Financial Risk Management - Summary of Gearing Ratios (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Total borrowings	₩ 8,437,703	₩ 7,316,298
Less: cash and cash equivalents	(3,019,592)	(2,634,624)	₩ (2,305,894)	₩ (2,703,422)
Net debt	5,418,111	4,681,674
Total equity	16,567,161	15,551,433	₩ 15,140,684	₩ 14,658,490
Total capital	₩ 21,985,272	₩ 20,233,107
Gearing ratio	25.00%	23.00%